Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

December 18, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:   Smart Trust, New York Municipal Portfolio of Closed-End Funds Trust,
Series 6

(File No. 333-191657) (CIK 1588809)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on December 17, 2013.

Very truly yours,

Smart Trust, New York Municipal Portfolio of
    Closed-End Funds Trust, Series 6

By: Hennion & Walsh, Inc.

By                 /s/ KEVIN D. MAHN

   Kevin D. Mahn

Authorized Signator